Significant Balances with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 4,397	$ 1,168
Due to related parties	275	218
Wuxi MedImmune
Related Party Transaction [Line Items]
Due from related parties	119	123
Due to related parties	19
WuXi Pharm Research Associates
Related Party Transaction [Line Items]
Due from related parties	2,559	1,045
Due to related parties	131	218
PRA HK
Related Party Transaction [Line Items]
Due from related parties	290
Adagene
Related Party Transaction [Line Items]
Due from related parties	250
Ten Nor
Related Party Transaction [Line Items]
Due from related parties	643
Hua Medicine
Related Party Transaction [Line Items]
Due from related parties	424
Due to related parties	103
Phagelux
Related Party Transaction [Line Items]
Due from related parties	91
Shanghai Lechen
Related Party Transaction [Line Items]
Due from related parties	21
Due to related parties	$ 22